Long term loan and other non-current liabilities (Schedule of Future Payments of Long-term Loan) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 560
2022	407
2023	408
2024	425
2025 and after	907
Total future payments of long-term loan	$ 2,707